Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY JAPAN SMALL CAP FUND
Investor Class HJPSX

Summary Prospectus, February 28, 2014

hennessyfunds.com | 1-800-966-4354

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus, as supplemented from time to time, and other information about the Fund online at hennessyfunds.com.  You can also get this information at no cost by calling 1-800-966-4354 or by sending an e-mail request to fundsinfo@hennessyfunds.com.  The Fund’s prospectus and statement of additional information, both dated February 28, 2014, as supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)		None
Redemption fee		None
Exchange fee		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.20%
Distribution and Service (12b-1) Fees		None
Other Expenses1		1.20	%1
Shareholder Servicing Fee	0.10%
All remaining Other Expenses	1.10%
Total Annual Fund Operating Expenses		2.40%

1
Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets.  Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$243	$748	$1,280	$2,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, generally defined as those companies with market capitalizations in the bottom 15% of all Japanese companies.  As of December 31, 2013, the bottom 15% of Japanese companies had market capitalizations under approximately 151.4 billion Japanese yen, or the equivalent of $1.4 billion.  This market capitalization range will vary due to market conditions  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations.  The Fund’s investments may include common stocks (including stocks purchased in IPOs), preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or funds (so-called “J-REITs”) and pooled investment vehicles such as exchange-traded funds that invest in equity securities of Japanese companies.

The Fund will consider a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.

While the Fund is considered a “diversified” mutual fund, it may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund’s portfolio managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed or believe that a company’s stock is fully valued by the market, or when the company begins to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, an overweighted portfolio position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Japan Risk:  The Fund invests in the stock of companies operating in Japan.  Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries.  Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years.  Should political tension increase, it could adversely affect the economy and destabilize the region as a whole.  Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.  Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.  Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan’s economy, and may continue to do so.

IPO Risk:  The prices of securities purchased in initial public offerings (IPOs) can be very volatile.  The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund is relatively small in size, IPO appreciations may have a disproportionate positive effect on the Fund’s performance.  As the Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.  IPO securities will typically be sold when the Fund’s portfolio managers believe their market price has reached full value and may be sold shortly after purchase. There is no assurance that IPOs that are consistent with the Fund’s portfolio managers’ intrinsic value philosophy and process employed for the Fund will be available for investment or that the Fund will have access to any such IPOs that do occur.

Currency and Hedging Risk:  In addition to the currency and political risks associated with foreign securities (see above), the Fund’s investments are subject to the currency exchange fluctuations between the non-U.S. currencies in which its investments are denominated and the U.S. dollar.  The Fund may, but is not obliged to, engage in currency hedging transactions.  Hedging transactions typically involve buying currency forward, options or futures contracts in the expectation that one currency might rise or decline with respect to another (typically the U.S. dollar vs. another currency).  Hedging transactions are subject to the risk that a result opposite to expectations occurs (an expected decline turns into a rise and conversely) causing a loss to the Fund.

Pooled Investment Vehicles Risk:  Investing in other pooled investment vehicles, including so-called “exchanged-traded funds,” which generally seek to replicate the return of a securities market index, is subject to the additional fees and expenses of the investment vehicles.  In addition, the value of the investment is dependent on the management skills of the investment vehicle’s manager (rather than the Fund’s portfolio managers) and the market movements reflected in any securities market index the returns of which the investment vehicle seeks to replicate.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information

The Fund is the successor to the Predecessor Japan Small Cap Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Japan Small Cap Fund. The Predecessor Japan Small Cap Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell/Nomura Small Cap™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Index Descriptions” on page 66 of the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 33.58% for the quarter ended June 30, 2009 and the lowest quarterly return was -19.87% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
			Since
	One	Five	Inception
	Year	Year	(8/31/07)
Hennessy Japan
Small Cap Fund

Returns before taxes	33.17%	15.23%	7.96%

Returns after taxes
on distributions	23.20%	12.63%	5.99%

Returns after taxes on
distributions and sale
of fund shares	20.90%	11.92%	6.05%

Russell/Nomura
Small Cap Index
(reflects no deduction for
fees, expenses or taxes)	25.28%	10.31%	3.85%

TOPIX
(reflects no deduction for
fees, expenses or taxes)	26.35%	7.64%	0.27%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Returns are presented in U.S. Dollar terms and take into account reinvestment of dividends.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Tadahiro Fujimura and Hidehiro Moriya are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Messrs. Fujimura and Moriya each serve as a Portfolio Manager of the Fund and have served in this capacity since the inception of the Fund and June 2012, respectively.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement for the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.